Retirement Benefits - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension Contributions	$ 0.3
Estimated Future Employer Contributions in Current Fiscal Year	2.0
Estimated amortization from AOCI of net actuarial losses		0.4
Defined Contribution Plan, employer contributions		3.7	3.4	3.2
Accumulated Benefit Obligation		41.6	46.5
Expected Future Benefit Payments, Next Twelve Months		4.1
Multiemployer Plan, Period Contributions		$ 1.6	$ 1.7	$ 1.8
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan Asset Allocations		40.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan Asset Allocations		54.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Pension Plan's interest in Master Trust		1.00%